Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Entity Registrant Name	GROUP SIMEC SA DE CV
Entity Central Index Key	0000887153
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	false
Entity Filer Category	Large Accelerated Filer
Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	463,243,411
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation State Country Code	X1
Entity Interactive Data Current	Yes